Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000024642 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024642 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024642 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024642 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024642 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024642 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024642 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024642 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024642 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024642 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024642 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024644 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000024644 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024644 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024644 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024644 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000024644 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024644 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024644 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000024644 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024644 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000024644 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051334 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000051334 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000051334 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051334 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051334 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000051334 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051334 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051334 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000051334 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000051334 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000051334 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191101 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000191101 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191101 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000191101 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000191101 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000191101 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191101 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191101 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000191101 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000191101 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000191101 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%